SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS (Details) (10-K) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Allowance for doubtful accounts, customers and other
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Beginning Balance	$ 1,150	$ 1,163	$ 549
Additions (Charge to Expense)	1,483	1,840	1,725
Deductions (Write-offs, net of Recoveries)	(1,882)	(1,853)	(1,111)
Ending Balance	751	1,150	1,163
Tax valuation allowances
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Beginning Balance	6,576	938	0
Additions (Charge to Expense)	11,680	5,638	938
Deductions (Write-offs, net of Recoveries)	0	0	0
Ending Balance	$ 18,256	$ 6,576	$ 938